UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Mason Capital Partners
Address:  50 Congress St. Suite 843
Boston, MA 02109
13F File Number: 028-10262
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:
Name: Albert D. Mason
Title: Chief Compliance Officer
Phone: 617-228-5190
Signature, Place, and Date of Signing:

Albert Mason, Boston, MA

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 1111
Form 13F Information Table Value Total: $433436885
List of Other Included Managers:0
No. 13F File Number Name:  Mason Capital Partners

									Voting Authority
Name of Issuer	Title of Class	Cusip	Title of Class	Value		Shs/ Prin	Shs	Put/  call	Invstmt Dscretn	Other Managers	Sole	Shared	None
Alexandria Real Estate 8.375 pfd	PFD	15271406	PFD	844,480		32,000	Sh		Sole		844,480	0	0
Brandywine Realty Trust 7.5 pfd	PFD	105368401	PFD	2,244,312		109,800	Sh		Sole		2,244,312	0	0
CBL & Associates 7.75 pfd 	PFD	124830506	PFD	2,239,600		101,800	Sh		Sole		2,239,600	0	0
Cedar Shopping Centers 8.875 pfd	PFD	150602308	PFD	2,285,939		97,274	Sh		Sole		2,285,939	0	0
Colonial Cap Trust 7.875 pfd	PFD	19560Q203	PFD	1,120,000		50,000	Sh		Sole		1,120,000	0	0
Colonial Properties Trust 8.125 pfd	PFD	195872403	PFD	3,054,744		127,600	Sh		Sole		3,054,744	0	0
Corporate Office Properties Trust 7.5 pfd Ser H	PFD	22002T603	PFD	1,605,150		78,300	Sh		Sole		1,605,150	0	0
Digital Realty 8.50 pfd Ser A	PFD	253868202	PFD	781,960		34,600	Sh		Sole		781,960	0	0
Digital Realty 7.875 pfd Ser B	PFD	253868301	PFD	1,386,590		62,600	Sh		Sole		1,386,590	0	0
First Industrial Realty Trust 7.25 pfd Ser J	PFD	32054K798	PFD	1,620,000		80,000	Sh		Sole		1,620,000	0	0
Gladstone Commercial Corp. 7.5 pfd Ser B	PFD	376536306	PFD	1,187,130		64,729	Sh		Sole		1,187,130	0	0
Gladstone Commercial Corp. 7.75 pfd Ser A	PFD	376536207	PFD	158,991		8,525	Sh		Sole		158,991	0	0
GMX Resources Inc 9.25 pfd Ser B	PFD	38011M405	PFD	1,039,200		40,000	Sh		Sole		1,039,200	0	0
Highwood Properties 8 pfd Ser B	PFD	431284306	PFD	539,901		22,704	Sh		Sole		539,901	0	0
Hovnanian Enterprises 7.625 pfd	PFD	442487112	PFD	267,930		41,220	Sh		Sole		267,930	0	0
Impac Mortgage Holdings 9.375 pfd Ser B	PFD	45254P300	PFD	484,645		42,700	Sh		Sole		484,645	0	0
Kilroy Realty Corp. 7.8 pfd Ser E	PFD	49427F405	PFD	2,263,500		100,600	Sh		Sole		2,263,500	0	0
Kimco Realty Corp 7.75 pfd Ser G	PFD	49446R844	PFD	1,623,060		71,000	Sh		Sole		1,623,060	0	0
LBA Realty 7.625 pfd	PFD	501777304	PFD	814,258		66,470	Sh		Sole		814,258	0	0
Lexington Realty Trust 8.05 pfd	PFD	529043200	PFD	1,127,985		54,100	Sh		Sole		1,127,985	0	0
Monmouth REIT 7.625 Pfd Ser A	PFD	609720206	PFD	19,960		1,000	Sh		Sole		19,960	0	0
National Penn 7.85 pfd	PFD	62935R209	PFD	475,202		19,800	Sh		Sole		475,202	0	0
Old Second Cap Trust 7.8 pfd	PFD	680280104	PFD	1,063,895		106,496	Sh		Sole		1,063,895	0	0
PS Business Parks 7.375 pfd Ser O	PFD	69360J750	PFD	976,800		48,000	Sh		Sole		976,800	0	0
Realty Income Corp 6.75 pfd Ser E	PFD	756109708	PFD	2,645,000		125,000	Sh		Sole		2,645,000	0	0
San Diego Gas & Electric 1.7625 pfd	PFD	797440831	PFD	27,638		1,100	Sh		Sole		27,638	0	0
Scottish RE Group 7.25 pfd	PFD	G73537402	PFD	606,630		83,100	Sh		Sole		606,630	0	0
Sterling Bank 8.3 pfd	PFD	85915Q206	PFD	151,156		6,200	Sh		Sole		151,156	0	0
Urstadt Biddle Properties 7.5 pfd Ser D	PFD	917286502	PFD	1,732,503		81,300	Sh		Sole		1,732,503	0	0
Zion Cap 8.0 pfd	PFD	989703202	PFD	685,298		27,700	Sh		Sole		685,298	0	0
Acadia Realty Trust	COM	4239109	COM	4,032,038		157,440	Sh		Sole		4,032,038	0	0
AMP NZ Office Trust	ADR	609327903	ADR	2,964,391		3,264,500	Sh		Sole		2,964,391	0	0
B & G Foods Inc	COM	05508R205	COM	6,790,645		379,790	Sh		Sole		6,790,645	0	0
Brandywine Realty Trust	COM	105368203	COM	3,256,787		181,639	Sh		Sole		3,256,787	0	0
Bristol-Myers Squibb Co.	COM	110122108	COM	5,478,767		206,590	Sh		Sole		5,478,767	0	0
Buckeye Partners LP	UNIT Ltd Part	118230101	UNIT Ltd Part	7,218,801		146,100	Sh		Sole		7,218,801	0	0
Canetic Resources Trust	COM	137513107	COM	1,405,987		104,690	Sh		Sole		1,405,987	0	0
Cherokee Inc.	COM	16444H102	COM	4,673,825		144,835	Sh		Sole		4,673,825	0	0
Colonial Properties Trust	COM	195872106	COM	3,086,619		136,395	Sh		Sole		3,086,619	0	0
Cominar REIT	COM	199910100	COM	5,058,092		244,710	Sh		Sole		5,058,092	0	0
Enel Societa Per Azioni ADS	ADR	29265W108	ADR	7,538,028		127,655	Sh		Sole		7,538,028	0	0
Energias de Portugal, SA ADR	ADR	268353109	ADR	4,463,809		68,302	Sh		Sole		4,463,809	0	0
Enerplus Resources Fund Trust	COM	29274D604	COM	2,411,571		60,214	Sh		Sole		2,411,571	0	0
Ferrellgas Partners LP	UNIT Ltd Part	315293100	UNIT Ltd Part	6,097,005		278,275	Sh		Sole		6,097,005	0	0
First Industrial Realty Trust	COM	32054K103	COM	3,252,054		93,990	Sh		Sole		3,252,054	0	0
Getty Realty Corp.	COM	374297109	COM	4,828,546		180,980	Sh		Sole		4,828,546	0	0
Gladstone Commercial Corp.	COM	376536108	COM	2,308,089		131,590	Sh		Sole		2,308,089	0	0
Global Partners LP	UNIT Ltd Part	37946R109	UNIT Ltd Part	5,365,649		205,975	Sh		Sole		5,365,649	0	0
Huaneng Power ADR	ADR	443304100	ADR	5,832,386		141,220	Sh		Sole		5,832,386	0	0
Ireland Bank ADR	ADR	46267Q103	ADR	6,503,042		107,595	Sh		Sole		6,503,042	0	0
Kinder Morgan Energy Partners	UNIT Ltd Part	494550106	UNIT Ltd Part	7,916,554		146,630	Sh		Sole		7,916,554	0	0
Kinder Morgan Management	COM	49455U100	COM	443,692		8,381	Sh		Sole		443,692	0	0
Kite Realty Group	COM	49803T102	COM	1,213,049		79,440	Sh		Sole		1,213,049	0	0
Lakeview Hotel REIT	COM	512223306	COM	1,311,939		374,225	Sh		Sole		1,311,939	0	0
Lakeview Hotel REIT	COM	512223108	COM	439,270		125,300	Sh		Sole		439,270	0	0
Lanesborough REIT	COM	515555100	COM	2,510,572		496,555	Sh		Sole		2,510,572	0	0
Liberty Property Trust	COM	531172104	COM	2,425,226		84,180	Sh		Sole		2,425,226	0	0
Mack-Cali Realty Corp.	COM	554489104	COM	4,045,150		118,975	Sh		Sole		4,045,150	0	0
Mechel Open Joint Stock Co.	ADR	583840103	ADR	7,802,771		80,325	Sh		Sole		7,802,771	0	0
Mid Penn Bancorp Inc.	COM	59540G107	COM	3,071		115	Sh		Sole		3070.5	0	0
Monmouth Real Estate Investment Corp.	COM	609720107	COM	6,037,638		745,387	Sh		Sole		6,037,638	0	0
Oneok Partners LP	UNIT Ltd Part	68268N103	UNIT Ltd Part	7,407,514		120,939	Sh		Sole		7,407,514	0	0
Paramount Energy Trust	COM	699219101	COM	204,272		32,250	Sh		Sole		204,272	0	0
Parkway Properties Inc.	COM	70159Q104	COM	1,584,593		42,850	Sh		Sole		1,584,593	0	0
Pengrowth Energy Trust	COM	706902509	COM	2,187,754		123,115	Sh		Sole		2,187,754	0	0
Penn Virginia Resources LP	UNIT Ltd Part	707884102	UNIT Ltd Part	5,446,678		221,680	Sh		Sole		5,446,678	0	0
PetroChina Ltd ADS	ADR	71646E100	ADR	4,861,396		27,705	Sh		Sole		4,861,396	0	0
Primaris Retail REIT	COM	74157U109	COM	4,485,118		241,890	Sh		Sole		4,485,118	0	0
Progress Energy Trust	COM	74326T108	COM	10,909		1,000	Sh		Sole		10,909	0	0
Ramco Gershenson Properties Trust	COM	751452202	COM	3,279,697		153,472	Sh		Sole		3,279,697	0	0
Reddy Ice Holdings, Inc.	COM	75734R105	COM	5,667,795		223,935	Sh		Sole		5,667,795	0	0
Sunoco Logistics Partners LP	UNIT Ltd Part	86764L108	UNIT Ltd Part	5,530,087		110,205	Sh		Sole		5,530,087	0	0
TC Pipelines, LP	UNIT Ltd Part	87233Q108	UNIT Ltd Part	5,032,162		139,010	Sh		Sole		5,032,162	0	0
Thornburg Mortgage Inc.	COM	885218107	COM	950,242		102,840	Sh		Sole		950,242	0	0
UMH Properties Inc.	COM	903002103	COM	2,274,976		193,286	Sh		Sole		2,274,976	0	0
Urstadt Biddle Properties	COM	917286106	COM	374,452		24,700	Sh		Sole		374,452	0	0
Urstadt Biddle Properties	COM	917286205	COM	959,140		61,880	Sh		Sole		959,140	0	0
Weingarten Realty Investors	COM	948741103	COM	3,003,715		95,538	Sh		Sole		3,003,715	0	0
Air Products & Chemicals Inc.	COM	9158106	COM	7,391,234		74,939	Sh		Sole		7,391,234	0	0
Associated Banc Corp.	COM	45487105	COM	3,771,199		139,210	Sh		Sole		3,771,199	0	0
Automatic Data Processing Inc.	COM	53015103	COM	6,808,637		152,900	Sh		Sole		6,808,637	0	0
Banco Bilbao Vizcaya ADR	ADR	05946K101	ADR	872,782		35,991	Sh		Sole		872,782	0	0
Bemis Co. Inc.	COM	81437105	COM	5,330,065		194,670	Sh		Sole		5,330,065	0	0
Cabela's Inc.	COM	126804301	COM	2,217,701		147,160	Sh		Sole		2,217,701	0	0
Colgate-Palmolive Co.	COM	194162103	COM	7,822,506		100,340	Sh		Sole		7,822,506	0	0
Colonial Bancgroup, Inc.	COM	195493309	COM	27,080		2000	Sh		Sole		27080	0	0
CPL Resources PLC	COM	572383909	COM	1,780,391		253,695	Sh		Sole		1,780,391	0	0
Euronet Worldwide, Inc.	COM	298736109	COM	3,171,600		105,720	Sh		Sole		3,171,600	0	0
Exxon Mobil Corp.	COM	30231G102	COM	7,701,318		82,200	Sh		Sole		7,701,318	0	0
Fiserv Inc.	COM	337738108	COM	6,053,404		109,090	Sh		Sole		6,053,404	0	0
Fulton Financial Corp.	COM	360271100	COM	2,635,241		234,870	Sh		Sole		2,635,241	0	0
General Electric Co.	COM	369604103	COM	6,515,238		175,755	Sh		Sole		6,515,238	0	0
General Mills Inc.	COM	370334104	COM	6,639,360		116,480	Sh		Sole		6,639,360	0	0
Graco, Inc.	COM	384109104	COM	4,269,437		114,585	Sh		Sole		4,269,437	0	0
Grainger, WW Inc	COM	384802104	COM	7,158,261		81,790	Sh		Sole		7,158,261	0	0
Grontmij-CVA	ADR	B1Y4GT902	ADR	3,884,979		109,893	Sh		Sole		3,884,979	0	0
Heineken NV	COM	779255900	COM	1,781,936		27,562	Sh		Sole		1,781,936	0	0
Heineken NV ADR	ADR	423012202	ADR	5,441,274		168,325	Sh		Sole		5,441,274	0	0
Hormel Foods Corp.	COM	440452100	COM	6,807,845		168,178	Sh		Sole		6,807,845	0	0
Johnson & Johnson	COM	478160104	COM	4,406,869		66,070	Sh		Sole		4,406,869	0	0
Logitech International SA	COM	H50430232	COM	7,428,577		202,745	Sh		Sole		7,428,577	0	0
Marathon Oil Corp.	COM	565849106	COM	5,266,824		86,540	Sh		Sole		5,266,824	0	0
Marshall & Ilsley Corp.	COM	571837103	COM	3,383,456		127,774	Sh		Sole		3,383,456	0	0
Metavante Technologies Inc.	COM	591407101	COM	993,175		42,589	Sh		Sole		993,175	0	0
Milacron Inc.	COM	598709301	COM	103,532		33,290	Sh		Sole		103,532	0	0
Narrowstep, Inc.	COM	631082203	COM	110		1,000	Sh		Sole		110	0	0
Norfolk & Southern Corp.	COM	655844108	COM	6,737,674		133,578	Sh		Sole		6,737,674	0	0
Novartis AG ADR	COM	66987V109	COM	5,918,432		108,975	Sh		Sole		5,918,432	0	0
Omnicom Group	COM	681919106	COM	6,273,009		131,980	Sh		Sole		6,273,009	0	0
Patriot Coal Corp.	COM	70336T104	COM	497,207		11,912	Sh		Sole		497,207	0	0
Peabody Energy	COM	704549104	COM	7708390.2		125,055	Sh		Sole		7,708,390	0	0
Pepco Holdings Inc.	COM	713291102	COM	5,807		198	Sh		Sole		5,807	0	0
Praxair, Inc.	COM	74005P104	COM	5,341,229		60,210	Sh		Sole		5,341,229	0	0
Prosperity Bancshares Inc.	COM	743606105	COM	5,374,696		182,875	Sh		Sole		5,374,696	0	0
Rostelecom Long Distance	ADR	778529107	ADR	4,404,254		63,325	Sh		Sole		4,404,254	0	0
RyanAir ADR	ADR	783513104	ADR	4,214,006		106,846	Sh		Sole		4,214,006	0	0
Sanofi-Aventis  ADR	ADR	80105N105	ADR	6,565,198		144,195	Sh		Sole		6,565,198	0	0
Sasol Ltd ADR	ADR	803866300	ADR	2,317,670		46,850	Sh		Sole		2,317,670	0	0
SNC-Lavalin Group Inc.	COM	78460T105	COM	6,434,296		132,940	Sh		Sole		6,434,296	0	0
St. Gobain	COM	738048909	COM	3,959,137		41,990	Sh		Sole		3,959,137	0	0
St. Gobain ADR	ADR	F80343100	ADR	2,055,681		21,800	Sh		Sole		2,055,681	0	0
State Street Corp.	COM	857477103	COM	4,920,720		60,600	Sh		Sole		4,920,720	0	0
Talisman Energy Inc.	COM	87425E103	COM	5,730,736		309,435	Sh		Sole		5,730,736	0	0
Toronto Dominion Bank	COM	891160509	COM	6,835,584		97,721	Sh		Sole		6,835,584	0	0
Total SA ADR	COM	89151E109	COM	7,297,710		88,350	Sh		Sole		7,297,710	0	0
Tristar Oil & Gas Ltd.	COM	89677E104	COM	35,243		2,795	Sh		Sole		35,243	0	0
Tullow Oil PLC	COM	G91235104	COM	2,062,238		159,000	Sh		Sole		2,062,238	0	0
Tullow Oil PLC ADR	ADR	15008907	ADR	4,034,919		311,365	Sh		Sole		4,034,919	0	0
				433,436,885
